Income Taxes (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Domestic Tax Authority	Dec. 31, 2013 State and Local Jurisdiction	Dec. 31, 2012 State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Statutory federal income tax rate	34.00%
Operating Loss Carryforwards		$ 3,500,000
Operating loss carryforwards expiration period		expire in 2032
Operating loss carryforwards annual limitations amount		$ 176,000	$ 6,000,000	$ 4,000,000